SHARE-BASED PAYMENTS - (Summary Of Restricted Shares Granted) (Details) - Restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding, December 31, 2018	286,577	626,534
Forfeited	(3,667)	(27,955)
Vested	(282,910)	(312,002)
Unvested, December 31, 2019		286,577
Weighted-Average Grant date Fair Value per Share
Outstanding, December 31, 2018	$ 24.52	$ 17.55
Forfeited	24.52	12.66
Vested	$ 24.52	11.59
Unvested, December 31, 2019		$ 24.52